Lease Operations - Lessee (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Sublease revenues	R$ 34	R$ 26	R$ 26
Depreciation expenses	(710)	(863)	(951)
Interest expenses	(261)	(367)	(414)
Lease expenses for low value assets	(95)	(104)	(102)
Variable expenses not include in lease liabilities	(51)	(57)	(58)
Total	R$ (1,083)	R$ (1,365)	R$ (1,499)